Expense Example - FidelityGrowthDiscoveryFund-KPRO - FidelityGrowthDiscoveryFund-KPRO - Fidelity Growth Discovery Fund - Fidelity Growth Discovery Fund - Class K	Aug. 29, 2024 USD ($)
Expense Example:
1 year	$ 59
3 years	186
5 years	324
10 years	$ 726